Business Segments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
Business Segment Information

	Three months ended September 30,		Nine months ended September 30,
Net Sales (Millions)	2024	2023	2024	2023
MedSurg	$1,182	$1,180	$3,463	$3,464
Dental Solutions	313	331	979	1,023
Health Information Systems	326	321	971	953
Purification and Filtration	238	242	721	721
Corporate and Unallocated	23	—	$45	$—
Total Company	$2,082	$2,074	$6,179	$6,161

	Three months ended September 30,		Nine months ended September 30,
Operating Performance (Millions)	2024	2023	2024	2023
MedSurg	$243	$307	$678	$829
Dental Solutions	72	114	272	349
Health Information Systems	105	114	317	304
Purification and Filtration	20	48	78	134
Total business segment operating income	440	583	1,345	1,616
Corporate and Unallocated:
Amortization expense	(88)	(92)	(261)	(276)
Other corporate and unallocated	(77)	13	(184)	(54)
Total Corporate and Unallocated	(165)	(79)	(445)	(330)
Total Company operating income	275	504	900	1,286

Interest expense, net	107	—	260	—
Other expense/(income), net	1	4	48	10
Income before income taxes	$167	$500	$592	$1,276

Business Segment Information

	For the years ended December 31,
Net Sales (Millions)	2023	2022	2021
MedSurg	$4,632	$4,585	$4,632
Dental Solutions	1,329	1,327	1,396
Health Information Systems	1,285	1,227	1,160
Purification and Filtration	951	991	983
Corporate and Unallocated	—	—	—
Total Company	$8,197	$8,130	$8,171

	For the years ended December 31,
Operating Income (Millions)	2023	2022	2021
MedSurg	$1,107	$1,061	$1,226
Dental Solutions	442	437	482
Heath Information Systems	423	359	354
Purification and Filtration	162	177	229
Total business segment operating income	2,134	2,034	2,291
Corporate and Unallocated:
Amortization expense	(365)	(373)	(381)
Other Corporate and Unallocated	(77)	32	(31)
Total Corporate and Unallocated	$(442)	$(341)	$(412)
Total Company operating income	1,692	1,693	1,879

Other expense (income), net	25	1	(3)
Income before income taxes	$1,667	$1,692	$1,882